Financial instruments and fair values	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and fair values
Financial instruments and fair values
As explained in note 2, financial assets and liabilities have been classified into categories that determine their basis of measurement and for items measured at fair value, whether changes in fair value are recognized in the consolidated statements of operations and comprehensive loss. Those categories are fair value through profit or loss; FVOCI; and, assets and liabilities at amortized cost.
In establishing fair value, the Company used a fair value hierarchy based on levels defined below:

•	Level 1 – defined as observable inputs such as quoted prices in active markets.

•	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.

•	Level 3 – defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.

The Company has determined the carrying values of its short-term financial assets and financial liabilities, including cash and cash equivalents, short term investments, accounts receivable, accrued receivables and accounts payable and accrued liabilities approximate their fair value because of the relatively short period to maturity of the instruments. Information on the fair value of contingent consideration is included in note 10, and information on the fair value of derivative warrant liability is included in note 11.
Financial risk factors
The Company’s activities can expose it to a variety of financial risks: market risk (including currency risk, interest rate risk and other price risk), credit risk and liquidity risk. Risk management is carried out by management under policies approved by the Board of Directors. Management identifies and evaluates the financial risks. The Company’s overall risk management program seeks to minimize adverse effects on the Company’s financial performance.

•	Liquidity risk
Liquidity risk is the risk the Company will not be able to meet its financial obligations as they fall due. The Company manages its liquidity risk through the management of its capital structure and financial leverage, as discussed in note 21. It also manages liquidity risk by continuously monitoring actual and projected cash flows. The Board of Directors reviews and approves the Company’s budget, as well as any material transactions out of the ordinary course of business. The Company invests its cash equivalents in US denominated term deposits with 30 to 90-day maturities, and short term investments consisting of bonds and treasury notes issued by banks with maturities not exceeding two years to ensure the Company’s liquidity needs are met.
All of the Company’s financial liabilities are due within one year except for the contingent consideration, as described in note 10, and the derivative warrant liabilities, as described in note 11.

•	Interest rate risk
Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
Financial assets and financial liabilities with variable interest rates expose the Company to cash flow interest rate risk. The Company’s cash and cash equivalents are comprised of highly liquid investments that earn interest at market rates and the short term investments are comprised of low risk bank bonds with a maturity of two years or less. Accounts receivable and accounts payable and accrued liabilities bear no interest.
The Company manages its interest rate risk by maximizing the interest income earned on excess funds while maintaining the liquidity necessary to conduct operations on a day-to-day basis. The Company’s exposure to interest rate risk as at December 31, 2018 is considered minimal as the majority of its financial resources are held as cash and cash equivalents.
•Foreign currency risk
The Company is exposed to financial risk related to the fluctuation of foreign currency exchange rates. Foreign currency risk is the risk variations in exchange rates between the US dollars and foreign currencies, primarily with the Canadian dollar, will affect the Company’s operating and financial results.
The following table presents the Company’s exposure to the Canadian dollar:

	2018 $	2017 $
Cash and cash equivalents	364	125
Accounts receivable and accrued interest receivable	24	28
Accounts payable and accrued liabilities	(1,677)	(1,657)
Net exposure	(1,289)	(1,504)

	Reporting date rate
	2018 $	2017 $
CA$ – US$	0.733	0.797

Based on the Company’s foreign currency exposure noted above, varying the foreign exchange rates to reflect a ten percent strengthening of the CA$ would have increased the net loss by $128,000 assuming all other variables remained constant. An assumed 10% weakening of the CA$ would have had an equal but opposite effect to the amounts shown above, on the basis all other variables remain constant.
Credit risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents and short term investments which were held at three major Canadian banks. The Company regularly monitors the credit risk exposure and takes steps to mitigate the likelihood of these exposures resulting in expected loss.